Acquisitions and divestitures - New Steel (Details) - New Steel $ in Millions	Jan. 24, 2019 USD ($)
Acquisitions and divestitures
Percentage of voting capital acquired	100.00%
Cash consideration	$ 496
Fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition
Acquired assets	18
Intangibles	1
Others	17
Net identifiable assets acquired	18
Fair value adjustment of an intangible research and development asset	723
Deferred tax liability	(245)
Total identifiable net assets at fair value	$ 496